Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Communication Services - 2.1%
TKO Group Holdings, Inc.	3,409	$620,267

Consumer Discretionary - 5.8%
1-800-Flowers.com, Inc. - Class A (a)	15,446	75,994
Carter's, Inc.	4,654	140,225
KB Home	4,811	254,839
LKQ Corp.	5,451	201,742
Matthews International Corp. - Class A	8,606	205,769
Pool Corp.	605	176,345
Sonos, Inc. (a)	8,008	86,567
Valvoline, Inc. (a)	7,746	293,341
Wolverine World Wide, Inc.	16,141	291,829
		1,726,651

Consumer Staples - 2.2%
Herbalife Ltd. (a)	11,929	102,828
Interparfums, Inc.	1,226	160,986
J & J Snack Foods Corp.	1,932	219,108
Nu Skin Enterprises, Inc. - Class A	6,001	47,948
TreeHouse Foods, Inc. (a)	5,787	112,384
		643,254

Energy - 5.3%
Northern Oil & Gas, Inc.	4,956	140,503
Oceaneering International, Inc. (a)	16,754	347,143
Patterson-UTI Energy, Inc.	15,803	93,712
Permian Resources Corp.	35,394	482,066
Range Resources Corp.	12,244	497,963
		1,561,387

Financials - 11.1%
Baldwin Insurance Group, Inc. - Class A (a)	6,228	266,621
BankUnited, Inc.	13,046	464,307
Banner Corp.	3,311	212,401
Cohen & Steers, Inc.	2,362	177,977
eHealth, Inc. (a)	5,904	25,682
Euronet Worldwide, Inc. (a)	3,438	348,544
First Interstate BancSystem, Inc. - Class A	7,957	229,321
National Bank Holdings Corp. - Class A	10,276	386,480
Old National Bancorp	8,038	171,531
Pacific Premier Bancorp, Inc.	7,484	157,838
Texas Capital Bancshares, Inc. (a)	1,907	151,416
United Community Banks, Inc. of Georgia	7,370	219,552
Voya Financial, Inc.	4,255	302,105
WSFS Financial Corp.	2,921	160,655
		3,274,430

Health Care - 13.8%
Acadia Healthcare Co., Inc. (a)	7,379	167,430
Charles River Laboratories International, Inc. (a)	1,601	242,920
Chemed Corp.	853	415,351
Encompass Health Corp.	5,122	628,111
Haemonetics Corp. (a)	5,230	390,210
HealthEquity, Inc. (a)	5,911	619,236
Merit Medical Systems, Inc. (a)	5,730	535,641
Pediatrix Medical Group, Inc. (a)	7,083	101,641
Perrigo Co. PLC	6,189	165,370
Prestige Consumer Healthcare, Inc. (a)	3,380	269,893
QuidelOrtho Corp. (a)	2,239	64,528
Supernus Pharmaceuticals, Inc. (a)	11,819	372,535
Teleflex, Inc.	1,017	120,372
		4,093,238

Industrials - 25.0%(b)
AerCap Holdings NV	5,858	685,386
Albany International Corp. - Class A	4,738	332,276
Alight, Inc. - Class A	28,644	162,125
Amentum Holdings, Inc. (a)	8,651	204,248
AZEK Co., Inc. (a)	10,231	556,055
Carlisle Cos., Inc.	1,075	401,405
Chart Industries, Inc. (a)	2,825	465,136
Dycom Industries, Inc. (a)	3,453	843,878
Flowserve Corp.	4,074	213,274
FTAI Aviation Ltd.	1,420	163,357
FTI Consulting, Inc. (a)	1,350	218,025
GXO Logistics, Inc. (a)	5,017	244,328
HEICO Corp. - Class A	821	212,434
Hexcel Corp.	3,843	217,091
Huron Consulting Group, Inc. (a)	4,671	642,449
IDEX Corp.	1,256	220,516
Jacobs Solutions, Inc.	2,222	292,082
KBR, Inc.	6,730	322,636
Knight-Swift Transportation Holdings, Inc.	5,157	228,094
Mercury Systems, Inc. (a)	3,621	195,027
Verra Mobility Corp. (a)	5,510	139,899
Westinghouse Air Brake Technologies Corp.	1,121	234,681
WillScot Holdings Corp.	6,717	184,046
		7,378,448

Information Technology - 20.6%
ACI Worldwide, Inc. (a)	11,269	517,360
Advanced Energy Industries, Inc.	4,590	608,175
ASGN, Inc. (a)	5,740	286,598
Belden, Inc.	5,317	615,709
Box, Inc. - Class A (a)	12,249	418,548
Ciena Corp. (a)	5,032	409,253
Dolby Laboratories, Inc. - Class A	975	72,404
Gartner, Inc. (a)	741	299,527
Insight Enterprises, Inc. (a)	1,028	141,951
IPG Photonics Corp. (a)	1,596	109,565
Itron, Inc. (a)	5,265	693,032
Knowles Corp. (a)	21,004	370,090
Littelfuse, Inc.	1,233	279,558
MACOM Technology Solutions Holdings, Inc. (a)	5,037	721,752
NCR Voyix Corp. (a)	9,257	108,585
Rogers Corp. (a)	1,340	91,763
Teledyne Technologies, Inc. (a)	662	339,149
		6,083,019

Materials - 6.4%
Alamos Gold, Inc. - Class A	25,194	669,153
AptarGroup, Inc.	2,730	427,054
Axalta Coating Systems Ltd. (a)	7,320	217,331
Scotts Miracle-Gro Co.	4,403	290,422
Silgan Holdings, Inc.	5,202	281,844
		1,885,804

Utilities - 1.0%
ALLETE, Inc.	2,436	156,074
NorthWestern Corp.	2,959	151,797
		307,871
TOTAL COMMON STOCKS (Cost $23,559,818)		27,574,369

REAL ESTATE INVESTMENT TRUSTS - COMMON - 5.0%	Shares	Value
Financials - 1.5%
HA Sustainable Infrastructure Capital, Inc.	16,934	454,847

Real Estate - 3.5%
Agree Realty Corp.	3,728	272,368
Americold Realty Trust, Inc.	10,558	175,580
BXP, Inc.	1,790	120,771
Healthpeak Properties, Inc.	12,057	211,118
Safehold, Inc.	2,155	33,532
STAG Industrial, Inc.	6,332	229,725
		1,043,094
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,499,230)		1,497,941

CLOSED-END FUNDS - 0.9%	Shares	Value
SLR Investment Corp.	16,202	261,500
TOTAL CLOSED-END FUNDS (Cost $239,199)		261,500

TOTAL INVESTMENTS - 99.2% (Cost $25,298,247)		29,333,810
Money Market Deposit Account - 1.1% (c)		328,050
Liabilities in Excess of Other Assets - (0.3)%		(100,045)
TOTAL NET ASSETS - 100.0%		$29,561,815
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.